Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions
22.	Related party transactions
For the years ended December 31, 2020, 2021 and 2022, significant related party transactions were as follows:
Transactions with Tencent
On February 5, 2018, Tencent and the Company, through their respective PRC affiliated entities, entered into a business cooperation agreement, which became effective on March 8, 2018. Pursuant to the agreement, both parties agreed to establish a strategic cooperation relationship in various areas, including game publishing and operation, live game streaming contents provision and broadcaster management. This agreement has a term of three years, which will be automatically renewed of another three years until terminated.
Upon the completion of the issuance of Series
B-2
Preferred Shares on March 8, 2018, Tencent became a related party of the Company as its major shareholder. As detailed in Note 1(a), as of April 3, 2020, Tencent’s voting power in Huya was increased to over 50%, and Tencent became the parent company of the Company from then onwards.

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Content costs charged by Tencent (i)	127,224	485,988	539,451
Operation support services provided by Tencent	342,487	370,393	174,158
Advertising, sub-licensing and other revenues from Tencent	14,349	80,302	22,073
Disposal gain of an investment (ii)	—	360,589	—
Others	30,540	14,617	12,867

(i)
In April 2021, the Group entered into a related party transaction with a fellow subsidiary of Tencent to purchase an exclusive license for broadcasting League of Legends matches during the period from 2021 to 2025, with a total consideration of RMB2,013 million. In January 2023, the Group has entered into a supplemental agreement to the above-mentioned
agreement with Tencent to update the authorised right, licensed scope and total consideration (
N
ote 26).

(ii)
In 2018, the Group invested as one of the limited partners with significant influence in an investment fund (the “Fund”) which owns an equity interest in an online game company, which was accounted for as an equity investment. For the year ended December 31, 2021, the Group disposed of its interest (through sales to two separate parties) in the Fund with a disposal gain of RMB378,679 recognized, of which RMB360,589 was related to the transaction with an entity owned by Tencent.

Transactions with JOYY

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Purchase of services by JOYY on behalf of Huya	18,945	268	502
Operation support services provided by JOYY	4,187	2,543	351
Others	1,054	—	—
Transactions with entities over which Tencent and/or Huya have significant influence (“Tencent and Huya’s related parties”)
As detailed in Note 1(a), Tencent’s voting power in Huya has been over 50% since April 3, 2020. The entities over which Tencent has significant influence (“Tencent’s related parties”) also became related parties of the Company. The transactions with Tencent’s related parties prior to April 3, 2020 were not disclosed as related party transactions.

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Content costs and revenue sharing fees charged by Tencent and Huya’s related parties	85,361	102,311	100,627
Advertising, sub-licensing and other revenues from Tencent and Huya’s related parties	8,197	188,209	13,072
Others	34,044	21,013	18,213

As of December 31, 2021 and 2022, the amounts due from/to related parties are as follows:

	December 31,
	2021	2022
	RMB	RMB
Amounts due from related parties
Tencent	108,686	44,168
JOYY	27,817	195
Others	12,450	15,641
Less: expected credit loss provision	(393)	(302)

Total	148,560	59,702

Amounts due to related parties
Tencent	177,452	41,742
Others	38,676	40,072

Total	216,128	81,814

The following table presents the activity in the expected credit loss provision related to amounts due from related parties for the years ended December 31, 2021 and 2022:

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Beginning balance prior to ASC 326	—	—	—
Impact of adoption to ASC 326	(203)	—	—

Balance at beginning of the year	(203)	(299)	(393)

Current year provision	(180)	(387)	(139)
Current year reversal	84	293	230

Balance at end of the year	(299)	(393)	(302)

The other receivables/payables from/to related parties are unsecured, interest-free and payable on demand.